CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	$ 73,435	$ 11,710	$ 82,889	$ 32,156	$ 3,611
Accounts receivable, net	120,650	16,256		11,637
Related party trade receivables	88,125	16,125		13,125
Marketable securities	12,000	30,000		18,000
Total Current Assets	294,210	74,091		70,188
Property and equipment, net	4,646	7,043		7,998
Intangible assets, net	3,161,773	3,418,621
Goodwill	700,528	700,528
Total Assets	4,161,157	4,200,283		78,186
Current Liabilities
Accounts payable and accrued expenses	430,132	498,366		368,790
Deferred revenue		54,823		13,195
Notes and loans payable - current	167,070	1,466,700		24,000
Related party payable	91,250	829,418		398,270
Total Current Liabilities	688,452	2,849,307		804,255
Long Term Liabilities
Notes and loans payable - long term	79,800	97,800		121,800
Related party loans - long term	0	10,000		1,245,840
Total Long Term Liabilities	79,800	107,800		1,367,640
Total Liabilities	768,252	2,957,107		2,171,895
STOCKHOLDERS' EQUITY
Common stock, $0.00001 par value, 100,000,000 shares authorized, 44,496,699 and 35,192,045 issued and outstanding, as of September 30, 2013 and December 31, 2012, respectively	445	352		300
Additional paid in capital	9,586,103	5,639,671		1,118,683
Accumulated deficit	(6,193,643)	(4,396,847)		(3,197,991)
Total Stockholders' Equity	3,392,905	1,243,176		(2,079,008)	(471,241)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 4,161,157	$ 4,200,283		$ 78,186